Share-based compensation and warrant reserve (Details 5)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure Of Share Option And Warrant Reserves [Abstract]
Outstanding warrants Beginning of the year	8,211,453	1,626,740	1,626,740
Warrants issued		7,461,450	7,461,450
Warrants exercised		(101,042)	(101,042)
Warrants expired	(750,003)	(775,695)	(775,695)
Outstanding warrants end of the year	7,461,450	8,211,453	8,211,453
Outstanding warrants, exercise price Brginning of the year | $ / shares	$ 1.27	$ 1.66
Warrants issued, exercise price | $ / shares		1.2
Warrants exercised, exercise price | (per share)		1.46	$ 1.46
Warrants expired, exercise price | $ / shares	1.95	1.42
Outstanding warrants, exercise price end of the year | $ / shares	$ 1.2	$ 1.27